SHARE CAPITAL (Details Narrative) - USD ($)	1 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 08, 2019	Feb. 28, 2019	Dec. 28, 2018	Jul. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 27, 2019
Common stock shares issued				200,000	1,843,000	10,220,830	10,220,830	10,220,830	8,000,000
Proceeds from issuance of common stock				$ 31	$ 37,974	$ 1,282	$ 0	$ 1,282
Common stock shares outstanding					1,843,000	10,220,830	10,220,830	10,220,830
Equity method investment ownership									100.00%
Private Placement [Member]
Common stock shares issued		707,830	1,643,000			10,220,830	10,220,830	10,220,830	8,000,000
Common stock shares outstanding						10,220,830	10,220,830	10,220,830
Equity method investment ownership									100.00%
Common stock shares cancelled	330,000
Common stock shares reduction	$ 7,621
Gross proceeds from issuance of private placement		$ 16,108	$ 37,943